UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses		$ 7,659,000
Loss from operations		(24,346,000)
Other income (expenses):
Net (loss) income before income tax		(26,747,000)
Income tax (expense) benefit		(7,000)
Net loss and comprehensive loss		$ (26,754,000)
Weighted average shares outstanding of common stock, basic		15,563,850
Weighted average shares outstanding of common stock, diluted		15,563,850
Basic net (loss) income per share, common stock		$ (1.72)
Diluted net (loss) income per share, common stock		$ (1.72)
Graf Acquisition Corp. IV [Member]
Franchise tax expenses	$ 185,205	$ 169,141
Loss from operations	(2,508,207)	(2,740,030)
Other income (expenses):
Change in fair value of derivative warrant liability	5,665,840	5,146,470
Offering Cost, Derivative Warrant Liability	34,474
Loss Upon Issuance Of Private Placement Warrants	4,154,950
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability		179,595
Gain on settlement of deferred underwriting commissions		179,595
Income from investments held in Trust Account	41,153	2,400,690
Other income (expense)	1,517,569	7,726,755
Net (loss) income before income tax	(990,638)	4,986,725
Income tax (expense) benefit	0	(438,374)
Net loss and comprehensive loss	$ (990,638)	$ 4,548,351
Weighted average shares outstanding of common stock, basic	15,083,469	21,451,875
Weighted average shares outstanding of common stock, diluted	15,083,469	21,451,875
Basic net (loss) income per share, common stock	$ (0.07)	$ 0.21
Diluted net (loss) income per share, common stock	$ (0.07)	$ 0.39
Graf Acquisition Corp. IV [Member] | Nonrelated party
General and administrative expenses	$ 2,214,615	$ 2,390,889
Graf Acquisition Corp. IV [Member] | Related party
General and administrative expenses - related party	$ 108,387	$ 180,000